Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 12,848	$ 13,125	$ 13,943	$ 25,973	$ 28,520